UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2006
                                               ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      DCF Capital, L.L.C.
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Address:   20 Dayton Avenue
           --------------------------------------------------
           Greenwich, Connecticut 06830
           --------------------------------------------------

           --------------------------------------------------

Form 13F File Number:  28-7546
                       ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Douglas C. Floren
           --------------------------------------------------
Title:     Managing Member
           --------------------------------------------------
Phone:     (203) 618-1601
           --------------------------------------------------

Signature, Place, and Date of Signing:

       /s/ Douglas C. Floren        Greenwich, Connecticut        8/9/06
       ------------------------   --------------------------  ---------------
             [Signature]                [City, State]             [Date]

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

NONE

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                   0
                                               -------------

Form 13F Information Table Entry Total:             40
                                               -------------

Form 13F Information Table Value Total:             89,344
                                               -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE


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                                                  FORM 13F INFORMATION TABLE

              COLUMN 1                COLUMN 2    COLUMN 3 COLUMN 4      COLUMN 5      COLUMN 6  COLUMN 7          COLUMN 8
--------------------------------- -------------- --------- -------- ----------------- ---------- -------- -------------------------
                                                           VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER        VOTING AUTHORITY
    NAME OF ISSUER                TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED    NONE
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- -------- -------
Amgen Inc                         Common Stock   031162100   1,892    29,000 SH       sole                 29,000
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Amicas Inc                        Common Stock   001712108      97    30,000 SH       sole                 30,000
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Amylin Pharmaceuticals Inc        Common Stock   032346108   2,938    59,500 SH       sole                 59,500
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Applera Corp                      COM CE GEN GRP 038020202     777    60,000 SH       sole                 60,000
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Arena Pharmaceuticals Inc         Common Stock   040047102     116    10,000 SH       sole                 10,000
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Ariad Pharmaceuticals Inc         Common Stock   04033A100   1,353   300,000 SH       sole                300,000
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Array Biopharma Inc               Common Stock   04269X105   2,236   260,000 SH       sole                260,000
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Curagen Corp                      Common Stock   23126R101   1,118   319,500 SH       sole                319,500
-----------------------------------------------------------------------------------------------------------------------------------
Cytokinetics Inc                  Common Stock   23282W100   1,500   238,500 SH       sole                238,500
-----------------------------------------------------------------------------------------------------------------------------------
Emdeon Corp                       Common Stock   290849108   1,768   142,500 SH       sole                142,500
-----------------------------------------------------------------------------------------------------------------------------------
Genentech Inc                     Common Stock   368710406  10,716   131,000 SH       sole                131,000
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Gilead Sciences Inc               Common Stock   375558103     532     9,000 SH       sole                  9,000
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Illumina Inc                      Common Stock   452327109   7,415   250,000 SH       sole                250,000
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Intermune Inc                     Common Stock   45884X103   1,513    92,000 SH       sole                 92,000
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Invitrogen Corp                   Common Stock   46185R100   2,484    37,600 SH       sole                 37,600
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Johnson & Johnson                 Common Stock   478160104     593     9,900 SH       sole                  9,900
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Lilly Eli & Co                    Common Stock   532457108   4,914    97,044 SH       sole                 97,044
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Lumera Corp                       Common Stock   55024R106   1,745   451,000 SH       sole                451,000
-----------------------------------------------------------------------------------------------------------------------------------
Medarex Inc                       Common Stock   583916101     543    56,500 SH       sole                 56,500
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Medtronic Inc                     Common Stock   585055106     458     9,751 SH       sole                  9,751
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Myriad Genetics Inc               Common Stock   62855J104   9,355   370,500 SH       sole                370,500
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Nektar Therapeutics               Common Stock   640268108   1,944   106,000 SH       sole                106,000
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Nuvelo Inc                        Common Stock   67072M301   2,847   171,000 SH       sole                171,000
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Nxstage Medical Inc               Common Stock   67072V103   3,204   367,000 SH       sole                367,000
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Omnicell Inc                      Common Stock   68213N109   1,907   138,100 SH       sole                138,000
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Onyx Pharmaceuticals Inc          Common Stock   683399109     404    24,000 SH       sole                 24,000
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OSI Pharmaceuticals Inc           Common Stock   671040103   3,856   117,500 SH       sole                117,500
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Panacos Pharmaceuticals Inc       Common Stock   69811Q106      55    10,000 SH       sole                 10,000
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Pfizer Inc                        Common Stock   717081103     347    14,796 SH       sole                 14,796
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Progen Inds LTD                   ORD            Q7759R100      20    10,000 SH       sole                 10,000
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PDL BioPharma Inc                 Common Stock   69329Y104     589    32,000 SH       sole                 32,000
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Quest Diagnostics Inc             Common Stock   74834L100   1,977    33,000 SH       sole                 33,000
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Regeneron Pharmaceutical          Common Stock   75886F107   1,961   153,000 SH       sole                153,000
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Sangamo Biosciences Inc           Common Stock   800677106   1,115   189,000 SH       sole                189,000
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Senomyx Inc                       Common Stock   81724Q107   2,482   172,000 SH       sole                172,000
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Sepracor Inc                      Common Stock   817315104   7,085   124,000 SH       sole                124,000
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Sirna Therapeutics Inc            Common Stock   829669100   1,377   241,500 SH       sole                241,500
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Somaxon Pharmaceuticals Inc       Common Stock   834453102     156    10,000 SH       sole                 10,000
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WebMD Health Corp                 CL A           94770V102   3,855    81,500 SH       sole                 81,500
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Valentis Inc                      Common Stock   91913E302     100    30,100 SH       sole                 30,100
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